Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Schedule of Income Tax Expense [Table Text Block]
	Three months	Three month	Nine months	Nine months
	ended	ended	ended	ended
	Sept 30, 2013	Sept 30, 2012	Sept 30, 2013	Sept 30, 2012
Federal:
Current	$20	$(77)	$20	$254
Deferred	(2,726)	187	(7,157)	708
Total	(2,706)	110	(7,137)	962
State:
Current	-	-	-	-
Deferred	(320)	22	(839)	83
Total	$(3,026)	$132	$(7,976)	$1,045

	2012	2011	2010
Federal:
Current	$35	$470	$33
Deferred	1,579	3,613	-
Total Federal	1,614	4,083	33

State:
Current	-	-	-
Deferred	185	422	-
Total income tax expense	$1,799	$4,505	$33

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2012	2011		2010

Domestic	$4,723	$22,033		$7,806
Foreign	1,161	(4,032)		(8,387)
Total	$5,884	$18,001	$	(581)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2012		2011			2010

Income tax at statutory rate	$2,059	35.0%	$6,309	35.0%		$(203)	( 35.0%	)
Effect of state taxes	-	-	490	2.72%		-	-
Effect of foreign taxes	-	-	181	1.0%		-	-
Change in valuation allowance	(762)	- 12.9%	(558)	( 3.1%	)	1,012	174.2%
Percentage depletion	(345)	- 5.9%	(3,681)	( 20.4%	)	(1,288)	( 221.7%	)
Stock based compensation	679	11.5%	1,117	6.2%		-	-
Other	168	2.8%	647	3.6%		512	88.1%
Income tax expense (benefit)	$1,799	30.6%	$4,505	24.99%		$33	5.6%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
		2012		2011
Deferred income tax assets:
Reclamation and remediation		$2,188		$3,110
Net operating losses:
United States		6,731		8,364
Canada		2,715		3,133
Deferred tax on other comprehensive income		290		-
Other assets		1,120		1,034
Total deferred income tax assets		13,044		15,641
Valuation allowance		(2,715)		(3,477)
Net deferred income tax assets		10,329		12,164

Deferred income tax liabilities:
Mineral property, plant, and equipment		(15,839)		(16,200)
Deferred tax on other comprehensive income		-		(86)
Net deferred income tax liability	$	(5,510)	$	(4,122)

Current deferred tax asset (liability)		$432	$	(179)
Long term deferred tax asset (liability)		(5,942)		(3,943)
Net deferred income tax liability	$	(5,510)	$	(4,122)